DISAGGREGATION OF REVENUES (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE GENERATED FROM DIFFERENT REVENUE STREAMS

Revenues generated from different revenue streams consisted of the following:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2025	2024	2023
Revenue from sales of real estate properties	¥18,360,339	¥12,003,423	¥11,447,250
Revenue from hotel accommodation services	1,375,243	1,257,533	835,424
Housing equipment and material sales	351,464	337,113	358,584
Revenue from rental services	40,132	47,663	79,102
Others	523,738	476,108	544,048
Total	¥20,650,916	¥14,121,840	13,264,408

SUMMARY OF CHANGES IN CONTRACT LIABILITIES

The following table summarizes the changes in contract liabilities as of the dates presented:

	Thousands of Yen
	March 31, 2025	March 31, 2024	March 31, 2023
Balances at the beginning of the year	¥352,651	¥144,770	¥713,803
Billings and not recognized as revenue yet during the year	252,260	352,651	144,770
Revenue recognized from opening balance of contract liabilities	(352,651)	(144,770)	(713,803)
Balances at the end of the year	¥252,260	¥352,651	144,770